Share capital - Narrative (Details) $ / shares in Units, $ in Thousands					9 Months Ended
	Sep. 11, 2026 USD ($) $ / shares shares	May 08, 2026 shares	Mar. 10, 2026 USD ($) $ / shares shares	May 09, 2025 shares	Sep. 30, 2026 USD ($) $ / shares shares	Sep. 30, 2026 USD ($) $ / shares	Sep. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($)
Disclosure of classes of share capital [line items]
Share capital repurchase amount (in shares) | shares		1,269,702		1,481,659
Share capital public float percent		5.00%		5.00%
Shares repurchased for cancellation					$ 82,257		$ 47,010
Automatic share repurchase plan liability (Note 11)					$ 13,639	$ 13,639		$ 0
Share repurchase two, 2026
Disclosure of classes of share capital [line items]
Share capital average price (in dollars per share) | $ / shares			$ 20.40
Shares repurchased for cancellation			$ 60,000
Incurred transactions costs			$ 558
Share repurchase three, 2026
Disclosure of classes of share capital [line items]
Share capital average price (in dollars per share) | $ / shares	$ 25.00
Shares repurchased for cancellation	$ 2,483
Incurred transactions costs	$ 408
Share capital
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation (in shares) | shares					4,118,052		1,617,036
Share capital | Share repurchase one, 2026
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation (in shares) | shares					1,077,544
Share capital average price (in dollars per share) | (per share)					$ 18.02	$ 24.83
Shares repurchased for cancellation					$ 19,421
Share capital | Share repurchase two, 2026
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation (in shares) | shares			2,941,176
Share capital | Share repurchase three, 2026
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation (in shares) | shares	99,332